Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of detailed information about carrying amounts of right-of-use assets recognized and the movements during the year

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the year.

	Leasehold land RMB’000	Building and office space RMB’000	Office furniture, fittings and equipment RMB’000	Motor vehicles RMB’000	Total RMB’000	Total US$’000
At January 1, 2023	289,065	52,739	42	295	342,141	47,693
Addition	—	31,082	—	1,002	32,084	4,472
Depreciation	(12,282)	(33,671)	(7)	(111)	(46,071)	(6,422)
Disposal of subsidiary	(22,782)	—	—	—	(22,782)	(3,176)
Disposal	(5,564)	—	—	—	(5,564)	(776)
Termination	—	(1,382)	—	—	(1,382)	(193)
Translation difference	—	18	1	—	19	3
At December 31, 2023 and January 1, 2024	248,437	48,786	36	1,186	298,445	41,601
Addition	—	55,196	—	152	55,348	7,715
Depreciation	(11,371)	(38,963)	(7)	(120)	(50,461)	(7,034)
Termination	—	(1,353)	—	—	(1,353)	(188)
Translation difference	—	34	—	—	34	5
At December 31, 2024	237,066	63,700	29	1,218	302,013	42,099

Summary of detailed information about carrying amounts of lease liabilities and the movements during the year

Set out below are the carrying amounts of lease liabilities and the movements during the year:

	2023	2024	2024
	RMB’000	RMB’000	US$’000
At January 1	59,641	49,281	6,869
Additions	32,084	55,348	7,715
Accretion of interest (Note 7.3)	1,969	1,714	239
Payments	(43,073)	(41,752)	(5,820)
Termination	(1,382)	(1,353)	(188)
Translation difference	42	(7)	(1)
At December 31	49,281	63,231	8,814
Current (Note 25)	33,272	32,973	4,596
Non-current (Note 25)	16,009	30,258	4,218
Total	49,281	63,231	8,814

Summary of detailed information about amounts recognized in profit of loss

The following are the amounts recognized in profit of loss:

	2023	2024	2024
	RMB’000	RMB’000	US$’000
Depreciation charge for right-of-use assets	46,071	50,461	7,034
Interest expenses on lease liabilities (Note 7.3)	1,969	1,714	239
Expenses relating to short-term leases (included in selling, general and administrative expenses and research and development expenses)	18,275	21,458	2,991
Total amount recognized in profit or loss	66,315	73,633	10,264

Summary of detailed information about Future minimum rental receivables under non-cancellable operating leases

Future minimum rental receivables under non-cancellable operating leases as of 31 December are as follows:

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Within 1 year	13,239	14,156	1,973
After 1 year but within 5 years	41,920	41,106	5,730
More than 5 years	42,027	37,051	5,165
	97,186	92,313	12,868